CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 10:-	CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

a.
The Company applies ASC 280, "Segment Reporting" ("ASC 280"). Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker ("CODM"). The CODM is the Company’s Chief Executive Officer. The Company's CODM does not regularly review asset information by segments and, therefore, the Company does not report asset information by segment.

b.	The Company operates in three operating segments, as follows:

•
Satellite Networks is focused on the developing and supplying networks that are used as the platform that enables the latest satellite constellations of high throughput satellites ("HTS"), very high throughput satellites ("VHTS") and Non-GEO-Stationary Orbit ("NGSO") opportunities worldwide. The segment provides advanced broadband satellite communication networks and associated professional services and comprehensive turnkey solutions and managed satellite network services solutions. Segment’s customers are service providers, satellite operators, MNOs, Telcos, large enterprises, system integrators, defense, homeland security organizations and governments worldwide. Principal applications include IFC, cellular backhaul, maritime, social inclusion solutions, government, defense and enterprise networks and are driving meaningful partnerships with satellite operators to leverage the segment’s technology and breadth of services to deploy and operate the ground-based satellite communication networks.

The segment’s product portfolio includes a leading satellite network platform with high-speed VSATs, high performance on-the-move antennas, BUCs and transceivers.

•
Integrated Solutions is focused on developing, manufacturing and supplying products and solutions for mission-critical defense and broadcast satellite communications systems, advanced on-the-move and on-the-pause satellite communications equipment, systems and solutions, including airborne, ground-mobile satellite systems and solutions. The integrated solutions product portfolio comprises of leading high-efficiency, high-power SSPAs, BUCs and transceivers with a field-proven, high-performance variety of frequency bands. The segment’s customers are satellite operators, IFC service providers, defense and homeland security system integrators, and NGSO gateway integrators.

•
Network Infrastructure and Services is focused on telecom operation and implementation of large-scale network projects in Peru. The segment provides terrestrial (fiber optic and wireless network) and satellite network construction and operation. The segment serves the Company’s customers through technology integration, managed networks and services, connectivity services, internet access and telephony over the segment’s networks. The segment implements projects using various technologies (including the Company’s equipment), mainly based on BOT and BOO contracts.

c.	Information on the reportable operating segments:

1.
The measurement of operating income (loss) in the reportable operating segments is based on the same accounting principles applied in these condensed interim consolidated financial statements and includes certain corporate overhead allocations.

2.	Financial information relating to reportable operating segments:

	Six months ended June 30, 2023
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services *)	Total

Revenues	$74,273	$25,619	$26,659	$126,551

Operating income (loss)	11,206	(1,457)	2,713	12,462
Financial expenses, net				735
Income before taxes on income				11,727
Taxes on income				1,822
Net income				9,905

Depreciation and amortization Expenses	$2,706	$1,622	$1,894	$6,222

	Six months ended June 30, 2022
	Satellite Networks	Integrated Solutions	Network Infrastructure and Services *)	Unallocated	Total

Revenues	$51,627	$29,397	$25,839	$-	$106,863

Operating income (loss)	(1,841)	265	2,482	(439)	467
Financial expenses, net					1,663
Loss before taxes on income					(1,196)
Taxes on income					832
Net loss					(2,028)

Depreciation and amortization Expenses	$2,598	$1,413	$1,672	$-	$5,683

*)
During the six months ended June 30, 2023 and June 30, 2022, the Company recognized revenues from construction performance obligations in the amount of $5,558 and $8,587, respectively, which are presented under Network Infrastructure and Services operating segment.

d.	Geographic information:

Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Six months ended
	June 30,
	2023	2022*)

United States	$55,582	$40,942
Peru	26,766	25,839
Israel	1,793	1,390
Others	42,410	38,692

	$126,551	106,863

*) Reclassified.

e.	The table below represents the revenues from major customers and their operating segments:

	Six months ended June 30,
	2023		2022

Customer A - Satellite Networks	20%		* )
Customer B - Network Infrastructure and Services	15%		20%
Customer C - Satellite Networks	*	)	12%
Customer D - Integrated Solutions	*	)	13%

*) Less than 10%

Customers A and D are located in the United States of America, Customer B in Peru and Customer C is located in the European Union.